CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Current liabilities	$ 17,269				¥ 125,232
Translated exchange rate description	US$1.00 = CNY7.2535	US$1.00 = CNY7.2535		US$1.00 = CNY6.8979
Group acquired assets	$ 1	¥ 6	¥ 6
Assets disposed by the Groups		0	3
Impairment loss		¥ 0	¥ 0
Separate [member]
IfrsStatementLineItems [Line Items]
Restricted capital and reserves				$ 25,632		¥ 176,808
Dividend payables						¥ 0	¥ 0	¥ 0